Fair Value (Details) - Schedule of monte-carlo simulation model - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Monte-Carlo Simulation model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield		0.00%
Risk-free interest Rate		5.00%
Monte-Carlo Simulation model [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price (in Dollars per share)		$ 0.49
Exercise price (in Dollars per share)		$ 0.49
Expected term in years		14 days
Volatility		30.00%
Monte-Carlo Simulation model [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price (in Dollars per share)		$ 12.61
Exercise price (in Dollars per share)		$ 12.61
Expected term in years		2 months 26 days
Volatility		75.00%
Black-Sholes-Merton pricing mode [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price (in Dollars per share)	$ 0.715
Exercise price (in Dollars per share)	$ 11.5
Expected term in years	2 years 5 months 15 days
Expected dividend yield	0.00%
Volatility	96.42%
Risk-free interest Rate	4.44%
Black-Sholes-Merton pricing mode [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price (in Dollars per share)		$ 1.28
Exercise price (in Dollars per share)		$ 11.5
Expected term in years		3 years 5 months 15 days
Expected dividend yield		0.00%
Volatility		80.46%
Risk-free interest Rate		1.22%